Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ 0
State	0
Income tax expense	$ 0	$ 0